Derivatives and Hedging - Narrative (Details) SFr in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 EUR (€) derivative	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Sep. 30, 2023 CHF (SFr) derivative	Dec. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Face amount of debt instrument			$ 1,529,855,000	$ 1,911,459,000
Derivative gains included in accumulated other comprehensive income expected to be reclassified within twelve months			(2,100,000)
Gain on embedded derivative	$ 900,000
Cash Flow Hedge
Derivative [Line Items]
Number of new derivatives entered into | derivative		5
Cash convertible notes embedded cash conversion option
Derivative [Line Items]
Number of derivative instruments | derivative						2
German Private Corporate Bond (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument			121,009,000	116,821,000						$ 331,100,000
Unrealized gain (loss) recorded in equity			1,000,000
German Private Corporate Bond (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €					€ 109,500,000		€ 255,000,000
Unrealized gain (loss) recorded in equity			(35,200,000)	(22,600,000)
German Private Placement (2022 Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument			408,846,000	394,638,000				€ 370,000,000
Unrealized gain (loss) recorded in equity			(36,200,000)
German Private Placement (2022 Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €									€ 370,000,000
Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr						SFr 542.0
Interest Rate Swap | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gain (loss) recorded in equity				5,800,000
Derivative asset notional amount | €		€ 135,000,000
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Derivative asset notional amount | €											€ 180,000,000
Number of derivative instruments | derivative											5
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount			590,900,000	466,000,000
Accrued and Other Current Liabilities
Derivative [Line Items]
Derivative liability fair value			(5,400,000)	(21,800,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value			87,700,000	21,100,000
Prepaid Expenses and Other Current Assets | Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Interest receivable			$ 8,400,000	$ 5,500,000